Warrants Liabilities (Details) - Schedule of carrying value of the warrants - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Carrying Value Of The Warrants Abstract
Beginning balance
Recognized pursuant to the reverse acquisition transaction	7,625,996
Exercised during the year	(365,700)
Change in fair value during the period/year	(6,697,574)
Ending balance	$ 562,722